CONTINGENT ASSETS AND LIABILITIES (Details) $ in Millions	12 Months Ended
	Jun. 30, 2026 a	Jul. 01, 2026 USD ($) a
Major purchases of assets
Disclosure of detailed information about investment property [line items]
Area of owned property		1,200
Area of lease		1,300
Purchase price for assets | $		$ 3
Titan Project
Disclosure of detailed information about investment property [line items]
Area of land	10,000
Area of land owned	1,500
Area of land subject to long-term lease	1,200
Area of land subject to exclusive option agreements	7,500